Filed with the U.S. Securities and Exchange Commission on August 19, 2013

1933 Act Registration File No.    333-186042

1940 Act File No. 811-22790

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 4	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 7	[ X ]

(Check appropriate box or boxes.)

DOUBLELINE EQUITY FUNDS

(Exact Name of Registrant as Specified in Charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (213) 633-8200

Ronald R. Redell, President

DoubleLine Equity Funds

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box)

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 4 to the Registration Statement of DoubleLine Equity Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Registration Statement on Form N-1A filed on July 25, 2013. This PEA No. 4 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in the Trust’s Registration Statement on Form N-1A for its series:  DoubleLine Equities Small Cap Growth Fund, DoubleLine Equities Growth Fund, and DoubleLine Equities Technology Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on August 19, 2013.

DOUBLELINE EQUITY FUNDS

By:	/s/ Ronald R. Redell
Ronald R. Redell President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ronald R. Redell Ronald R. Redell	Trustee, President and Principal Executive Officer	August 19, 2013

/s/ Susan Nichols Susan Nichols	Treasurer and Principal Financial and Accounting Officer	August 19, 2013

/s/ Jeffrey E. Gundlach Jeffrey E. Gundlach*	Trustee	August 19, 2013

/s/ R. Brendt Stallings R. Brendt Stallings*	Trustee	August 19, 2013

/s/ Joseph J. Ciprari Joseph J. Ciprari*	Trustee	August 19, 2013

/s/ John C. Salter John C. Salter*	Trustee	August 19, 2013

/s/ Raymond B. Woolson Raymond B. Woolson*	Trustee	August 19, 2013

*By:	/s/ Louis C. Lucido
Louis C. Lucido Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE